INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 8 – INTANGIBLE ASSETS

The value in use of intellectual property has been calculated with the assistance of an external appraiser, based on assumptions and estimates of the Company. The value in use of the assets was estimated by using the decision-tree approach to valuing research products. This approach incorporates the option of abandonment at each development stage. The traditional Discounted Cash Flows (DCF) model is implemented at the final node of the decision tree. The DCF analysis estimates the future cash flows the Company expects to derive from the asset, and incorporates expectations about possible variations in the amount or timing of those future cash flows, and the uncertainty inherent in the assets. As of December 31, 2022, the value in use of the intangible assets according to the impairment testing exceeded its book value. Therefore, no impairment was recognized.

Intellectual property includes the following intangible assets acquired by the Company:

-	$6.7 million recorded as a result of the acquisition of Agalimmune, primarily related to its main drug candidate, AGI-134 (see Note 1a).
-
$15.0 million  recorded as a result of an amendment to the in-licensing agreement with Biokine Therapeutics Ltd. ("Biokine") that reduced, for that consideration, future payments to be made by the Company on sublicense receipts (as defined in the license agreement) from 40% to 20%.

These assets are used for the Company's research and development activities and are not amortized.

Set forth below are the composition of intangible assets and the related accumulated depreciation, grouped by major classifications:

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2021	2022
	in USD thousands				in USD thousands				in USD thousands
Composition in 2022
Intellectual property	21,792	-	-	21,792	96	-	-	96	21,696	21,696
Computer software	616	185	-	801	608	4	-	612	8	189
	22,408	185	-	22,593	704	4	-	708	21,704	21,885